JOINT VENTURES AND ASSOCIATES - Share of profit (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
JOINT VENTURES AND ASSOCIATES
Share of profit or loss	$ (586,318)	$ 1,508,671
Trigall Genetics S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss	(778,198)	(15,303)
Synertech Industrias S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss	$ 191,880	$ 1,523,974